Share-Based Compensation - Summary of Number of Shares Available for Issuance (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shares available for issuance
Balance at the beginning of the period (in shares)	7,340	6,633	11,527
Additions (in shares)	3,698	3,677	3,641
Granted (in shares)	(23,570)	(9,219)	(13,736)
Cancelled/forfeited (in shares)	55,143	6,249	5,201
Balance at the end of the period (in shares)	42,611	7,340	6,633